Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders	12 Months Ended
Mar. 31, 2011
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
(14)	Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share attributable to Panasonic Corporation common shareholders computation for the three years ended March 31, 2011 is as follows:

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Panasonic Corporation common shareholders	74,017	(103,465)	(378,961)

	Number of shares
	2011	2010	2009
Average common shares outstanding	2,070,341,989	2,070,623,618	2,079,296,525
Dilutive effect:
Stock options			—

Diluted common shares outstanding			2,079,296,525

	Yen
	2011	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	35.75	(49.97)	(182.25)
Diluted	—	—	(182.25)

Diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the years ended March 31, 2011 and 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

The effect of stock options was not included in the calculation of diluted net loss per share for the year ended March 31, 2009 as the effect would be antidilutive due to the net loss incurred for the year.